Commitments and contingencies - Estimates of Future Commitments (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments Disclosure [Line Items]
Year 1	227,197
Year 2	74,812
Year 3	67,459
Year 4	63,548
Year 5	63,197
Thereafter	666,716
Total	1,162,929
Purchased power
Commitments Disclosure [Line Items]
Year 1	118,158
Year 2	0
Year 3	0
Year 4	0
Year 5	0
Thereafter	0
Total	118,158
Gas delivery, service and supply agreements
Commitments Disclosure [Line Items]
Year 1	52,848
Year 2	37,714
Year 3	30,318
Year 4	27,718
Year 5	27,625
Thereafter	88,234
Total	264,457
Service agreements
Commitments Disclosure [Line Items]
Year 1	28,572
Year 2	32,147
Year 3	32,537
Year 4	31,556
Year 5	31,382
Thereafter	481,061
Total	637,255
Capital projects
Commitments Disclosure [Line Items]
Year 1	21,972
Year 2	0
Year 3	0
Year 4	0
Year 5	0
Thereafter	0
Total	21,972
Operating leases
Commitments Disclosure [Line Items]
Year 1	5,647
Year 2	4,951
Year 3	4,604
Year 4	4,274
Year 5	4,190
Thereafter	97,421
Total	121,087